UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for Calendar Year or the Quarter Ended: December 31, 2009
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (check only one.):
                          [ ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Wilmington Trust Corporation
Address:      1100 North Market Street
              Wilmington, Delaware  19890

Form 13F File Number: 28-00674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Wilmington Trust Corporation is the parent holding company of a number of operating subsidiaries. Wilmington Trust Corporation itself does not exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) security position over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that Wilmington Trust Corporation's ownership interest in such operating units may nevertheless give rise to a Form 13F filing obligation on behalf of Wilmington Trust Corporation, the information required by Form 13F is reported for Wilmington Trust Corporation by the operating subsidiaries reported below.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerard A. Chamberlain
Title:        Vice President & Assistant Secretary
Phone:        (302) 651-8378

Signature, Place, and Date of Signing:

/s/ Gerard A. Chamberlain           Wilmington, DE            February 12,  2010
-------------------------           --------------            ------------------
Gerard A. Chamberlain                City, State                     Date


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report)

[x] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number 28-03742
Name: Wilmington Trust Company
Form 13F File Number 28-03740
Name: Wilmington Trust FSB
Form 13F File Number 28-06601
Name: Rodney Square Management Corporation
Form 13F File Number 28-12629
Name: Wilmington Trust Investment Management, LLC